Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.33838%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,257,071.40

Principal:
Principal Collections	$23,170,433.48
Prepayments in Full	$11,751,324.83
Liquidation Proceeds	$356,613.36
Recoveries	$74,530.20
Sub Total	$35,352,901.87
Collections	$37,609,973.27

Purchase Amounts:
Purchase Amounts Related to Principal	$187,958.22
Purchase Amounts Related to Interest	$262.04
Sub Total	$188,220.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,798,193.53

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,798,193.53
Servicing Fee	$811,940.90	$811,940.90	$0.00	$0.00	$36,986,252.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,986,252.63
Interest - Class A-2a Notes	$305,701.44	$305,701.44	$0.00	$0.00	$36,680,551.19
Interest - Class A-2b Notes	$12,310.09	$12,310.09	$0.00	$0.00	$36,668,241.10
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$35,994,308.68
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$35,783,633.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,783,633.10
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$35,713,556.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,713,556.10
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$35,664,206.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,664,206.10
Regular Principal Payment	$34,108,226.16	$34,108,226.16	$0.00	$0.00	$1,555,979.94
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,555,979.94
Residual Released to Depositor	$0.00	$1,555,979.94	$0.00	$0.00	$0.00
Total		$37,798,193.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,108,226.16
Total					$34,108,226.16

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,194,598.71	$78.85	$305,701.44	$0.85	$28,500,300.15	$79.70
Class A-2b Notes	$5,913,627.45	$78.85	$12,310.09	$0.16	$5,925,937.54	$79.01
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$34,108,226.16	$25.92	$1,322,046.53	$1.00	$35,430,272.69	$26.92

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$195,128,581.58	0.5456921	$166,933,982.87	0.4668437
Class A-2b Notes	$40,926,907.60	0.5456921	$35,013,280.15	0.4668437
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$865,315,489.18	0.6575895	$831,207,263.02	0.6316693

Pool Information
Weighted Average APR	2.800%	2.790%
Weighted Average Remaining Term	48.48	47.67
Number of Receivables Outstanding	40,028	39,213
Pool Balance	$974,329,079.44	$938,537,110.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$901,229,706.29	$868,313,522.75
Pool Factor	0.6838360	0.6587153

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$70,223,587.86
Targeted Overcollateralization Amount	$107,329,847.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,329,847.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$325,638.94
(Recoveries)		18	$74,530.20
Net Loss for Current Collection Period			$251,108.74
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3093%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4620%
Second Prior Collection Period			0.3748%
Prior Collection Period			0.4548%
Current Collection Period			0.3151%
Four Month Average (Current and Prior Three Collection Periods)			0.4017%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,148	$2,922,620.38
(Cumulative Recoveries)			$133,566.60
Cumulative Net Loss for All Collection Periods			$2,789,053.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1958%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,545.84
Average Net Loss for Receivables that have experienced a Realized Loss			$2,429.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	207	$5,775,716.44
61-90 Days Delinquent	0.06%	24	$552,141.35
91-120 Days Delinquent	0.03%	8	$255,723.02
Over 120 Days Delinquent	0.01%	5	$130,588.95
Total Delinquent Receivables	0.72%	244	$6,714,169.76

Repossession Inventory:
Repossessed in the Current Collection Period		26	$713,125.24
Total Repossessed Inventory		39	$1,137,385.42

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1192%
Prior Collection Period			0.1099%
Current Collection Period			0.0944%
Three Month Average			0.1078%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer